Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$53,285,403.06	0.2157304	$38,029,576.83	0.1539659	$15,255,826.24
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$236,065,403.06	0.2563755	$220,809,576.83	0.2398071	$15,255,826.24

Weighted Avg. Coupon (WAC)	4.59%		4.60%
Weighted Avg. Remaining Maturity (WARM)	31.79		30.90
Pool Receivables Balance	$278,419,932.52		$262,593,598.71
Remaining Number of Receivables	31,526		30,326

Adjusted Pool Balance	$269,625,612.93		$254,369,786.70

III. COLLECTIONS

Principal:
Principal Collections	$15,440,902.14
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$222,866.84
Total Principal Collections	$15,663,768.98

Interest:
Interest Collections	$1,096,677.05
Late Fees & Other Charges	$29,138.98
Interest on Repurchase Principal	$-
Total Interest Collections	$1,125,816.03

Collection Account Interest	$518.04
Reserve Account Interest	$153.48
Servicer Advances	$-

Total Collections	$16,790,256.53

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$16,790,256.53
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$21,517,046.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$232,016.61		$232,016.61	$232,016.61
Collection Account Interest					$518.04
Late Fees & Other Charges					$29,138.98
Total due to Servicer					$261,673.63

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$51,509.22		$51,509.22
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$224,465.89		$224,465.89	$224,465.89

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$16,154,264.09

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$15,255,826.24

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,255,826.24
Class A-4 Notes				$-
Class A Notes Total:		$15,255,826.24		$15,255,826.24
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$15,255,826.24

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					898,437.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,794,319.59
Beginning Period Amount	$8,794,319.59
Current Period Amortization	$570,507.57
Ending Period Required Amount	$8,223,812.01
Ending Period Amount	$8,223,812.01
Next Distribution Date Amount	$7,675,437.03

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	09/16/13
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		12.45%	13.19%	13.19%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.57%	29,892	98.04%	$257,459,805.74
30 - 60 Days	1.19%	360	1.59%	$4,164,937.68
61 - 90 Days	0.18%	56	0.28%	$729,095.77
91 + Days	0.06%	18	0.09%	$239,759.52
		30,326		$262,593,598.71
Total
Delinquent Receivables 61 + days past due	0.24%	74	0.37%	$968,855.29
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	88	0.41%	$1,144,016.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	97	0.42%	$1,228,323.11
Three-Month Average Delinquency Ratio	0.27%		0.40%

Repossession in Current Period		19		$242,884.40
Repossession Inventory		39		$185,028.50

Charge-Offs
Gross Principal of Charge-Off for Current Period				$385,431.67
Recoveries				$(222,866.84)
Net Charge-offs for Current Period				$162,564.83

Beginning Pool Balance for Current Period				$278,419,932.52

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.59%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$5,602,199.08
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$1,162,787.27
Number of Extensions				93

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